Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 19, 2021	Dec. 31, 2020
Deferred tax assets:
Start-up costs	$ 551,466,000
Net operating losses	32,562,000
Tax credits	4,915,000		$ 2,775,000
Lease Liability	6,350,000		3,930,000
Accruals and reserves	738,000		526,000
Stock-based compensation	28,000		17,000
Other	600,000		2,000
Total deferred tax assets	584,028,000
Deferred tax liabilities:
Operating lease right-of-use assets	(5,789,000)		(3,590,000)
Fixed asset basis	(236,000)		(178,000)
Total deferred tax liabilities	(6,025,000)		(3,768,000)
Valuation allowance	(584,028,000)	$ (584,028)
Deferred tax assets, net of allowance	0
Net deferred taxes	0		0
Deferred Taxes [Member]
Deferred tax assets:
Net operating losses	23,104,000		15,543,000
Total deferred tax assets	35,735,000		22,793,000
Deferred tax liabilities:
Valuation allowance	$ (29,710,000)		$ (19,025,000)